MARINER FUND GROUP
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MONEY MARKET FUNDS
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HSBC Asset Management   (LOGO)
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     Tax-Free Money Market Fund
     New York Tax-Free Money Market Fund



     ANNUAL REPORT
     December 31, 1995



     Managed by:
     HSBC ASSET MANAGEMENT AMERICAS INC.



     Sponsored and distributed by:
     MARINER FUNDS SERVICES

MARINER FUND GROUP
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MONEY MARKET FUNDS
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HSBC Asset Management   (LOGO)
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Tax-Free Money Market Fund
New York Tax-Free Money Market Fund
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February 12, 1996


Dear Shareholder:

The Tax-Exempt sector continued to bid aggressively for new quality municipal issues as cash easily outpaced supply during the year. As annual municipal issuance decreased once again, the funds sought out AAA/Aaa rated pre-refunded bonds backed by U.S. Government securities and/or high quality floaters to balance the portfolios.

Looking ahead, we feel that a weak economy and soft inflation numbers will lead to a number of additional interest rate cuts over the next several months. As in the years' past, our primary goal is to ensure that all Mariner Money Market Funds continue to maintain the highest standards in the areas of safety, stability, quality, and service. We value your relationship and appreciate this opportunity to work on your behalf.



Sincerely,
/s/  EDWARD J. MERKLE

Edward J. Merkle

BOARD OF TRUSTEES

JOHN P. PFANN*         CHAIRMAN OF THE BOARD; Chairman and President,
                       JPP Equities, Inc.

WOLFE J. FRANKL*       Former Director, North America, Berlin Economic
                       Development Corporation

WILLIAM L. KUFTA       Chief Investment Officer, Beacon Trust Company

ROBERT A. ROBINSON*    Trustee, Henrietta and B. Frederick H. Bugher Foundation

*Member of the Audit and Nominating Committees





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OFFICERS

WILLIAM B. BLUNDIN      CHIEF EXECUTIVE OFFICER

ANN E. BERGIN           PRESIDENT

WILLIAM J. TOMKO        VICE PRESIDENT

MARK E. NAGLE           TREASURER

MARTIN R. DEAN          ASSISTANT TREASURER

ROBERT L. TUCH          ASSISTANT SECRETARY

ALAINA V. METZ          ASSISTANT SECRETARY

STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1995

                                          TAX-FREE MONEY MARKET FUND

  CREDIT RATING**                                                                      PRINCIPAL
      MDY/S&P                                                                            AMOUNT           VALUE
  ---------------                                                                      ----------       ----------

                  SHORT-TERM MUNICIPAL SECURITIES-94.9%
                  ALASKA-1.3%
     P-1/A-1+     Valdez Marine Terminal Revenue Bond VRDN
                    5.95%*, 01/01/96                                                   $  200,000       $  200,000
                                                                                                        ----------
                  COLORADO-10.6%
    VMIG-1/A-1+   Colorado Health Facilities Authority Hospital Revenue VRDN
                    Bond (MBIA Insurance) 5.00%*, 01/07/96                                680,000          680,000
       SP1+       Colorado State TRAN 4.50%, 06/27/96                                     900,000          903,375
                                                                                                        ----------
                                                                                                         1,583,375
                                                                                                        ----------
                  DISTRICT OF COLUMBIA-4.7%
    VMIG-1/A-1+   District of Columbia GO VRDN (National Westminister LOC)
                    6.00%*, 01/01/96                                                      300,000          300,000
    VMIG-1/A-1+   District of Columbia GO VRDN (Toronto Dominion Bank LOC)
                    6.00%*, 01/01/96                                                      400,000          400,000
                                                                                                        ----------
                                                                                                           700,000
                                                                                                        ----------
                  KENTUCKY-2.7%
      AA1/AA-     Davies County Solid Waste Disposal Facilities-Scott Paper
                    Company Project Series 1993 B VRDN, AMT, 6.15%*, 01/01/96             400,000          400,000
                                                                                                        ----------
                  LOUISIANA-8.7%
    VMIG-1/A-1+   DeSoto Parish LA Pollution Control-Central LA Electric Co.
                    VRDN 5.05%*, 01/07/96 (Swiss Bank Corp. LOC)                          700,000          700,000
    VMIG-1/A-1+   St Charles Parish LA Pollution Control-Shell Oil Co. VRDN
                    (Shell Obligor LOC) 5.95%*, 01/01/96                                  300,000          300,000
     AAA/A-1+     St Charles Parish LA Pollution Control-Shell Oil Co. VRDN
                    (Shell Obligor LOC) 4.8%*, 01/07/96                                   300,000          300,000
                                                                                                        ----------
                                                                                                         1,300,000
                                                                                                        ----------
                  MARYLAND-4.7%
    VMIG-1/A-1    Maryland Health & Higher Education Facilities Pooled
                    Loan-Series A VRDN (First National Bank LOC)
                    5.00%*, 01/07/96                                                      700,000          700,000
                                                                                                        ----------
                  MICHIGAN-6.1%
       SP1+       Michigan Municipal Bond Authority-Series A 5.00%, 05/03/96              900,000          902,175
                                                                                                        ----------

                                          TAX-FREE MONEY MARKET FUND

  CREDIT RATING**                                                                      PRINCIPAL
      MDY/S&P                                                                            AMOUNT           VALUE
  ---------------                                                                      -----------     -----------

                  SHORT-TERM MUNICIPAL SECURITIES-(CONTINUED)
                  MISSOURI-4.7%
      AA/A-1+     Missouri Health & Education Facility Authority Christian
                    Health Services-Series A VRDN (JP Morgan LOC)
                    5.05%*, 01/07/96                                                   $  400,000      $   400,000
     AA-/A-1+     Missouri Health & Education Facility VRDN (Morgan
                    Guaranty Trust LOC) 5.05%*, 01/07/96                                  300,000          300,000
                                                                                                        ----------
                                                                                                           700,000
                                                                                                        ----------
                  NEW YORK-18.6%
       SP1+       Nassau County NYTAN4.50%, 03/15/96                                      800,000          800,955
    VMIG-1/A-1+   New York City GO VRDN (FGIC Insured) 5.00%*, 01/01/96                   100,000          100,000
    VMIG-1/A-1    New York City GO VRDN (Chemical Bank LOC)
                    5.95%*, 01/02/96                                                      100,000          100,000
    VMIG-1/A-1+   New York City GO  Series B VRDN(FGIC Insured)
                    5.00%*, 01/02/96                                                      200,000          200,000
      VMIG-1      New York City Municipal Water Finance Authority Water
                    and Sewer Systems VRDN (FGIC Insured) 5.90%*, 01/02/96                200,000          200,000
    MIG-1/SP1+    New York City TAN4.50%, 02/15/96                                        100,000          100,083
    MIG-1/SP1+    New York City RAN4.50%, 04/11/96                                         60,000           60,092
       A-1+       New York State ERDA-Niagara Mohawk Power Project
                    VRDN (Morgan Guaranty Trust LOC), AMT, 5.60%*, 01/01/96               100,000          100,000
       A-1+       New York State ERDA-Niagara Mohawk VRDN
                    (Morgan Guaranty Trust LOC), AMT, 5.60%*, 01/01/96                    300,000          300,000
    VMIG-1/Aa2    New York State Dormitory Authority (Oxford University Press)
                    VRDN (Wachovia Bank LOC) 6.40%*, 01/01/96                             400,000          400,000
      Aaa/Aaa     Westchester County NY GO7.00%, 12/01/96                                 400,000          411,378
                                                                                                        ----------
                                                                                                         2,772,508
                                                                                                        ----------
                  OKLAHOMA-4.7%
      VMIG-1      Tulsa, Oklahoma University of Oklahoma Series 85A
                    VRDN (Fuji LOC) 5.25%*, 01/07/96                                      700,000          700,000
                                                                                                        ----------
                  OHIO-2.0%
    VMIG-1/A-1+   Akron Sanitation & Sewer System Revenue Bond Series 1994
                    VRDN (Credit Suisse LOC) 5.15%*, 01/07/96                             300,000          300,000
                                                                                                        ----------

                                          TAX-FREE MONEY MARKET FUND

  CREDIT RATING**                                                                      PRINCIPAL
      MDY/S&P                                                                            AMOUNT           VALUE
  --------------                                                                       ----------       ----------

                  SHORT-TERM MUNICIPAL SECURITIES-(CONTINUED)
                  SOUTH DAKOTA-4.7%
     P-1/A-1+     Lawrence County, South Dakota Pollution Control VRDN
                    (Homestake Mining Co.) (Bank of Nova Scotia LOC)
                    5.20%*, 01/07/96                                                   $  700,000      $   700,000
                                                                                                       -----------
                  TEXAS-20.7%
    VMIG-1/A-1+   Brazos River TXPollution Control Revenue Bond-
                    Collective Utilities Electric Co.-Series B VRDN
                    (Union Bank of Switzerland LOC), AMT, 5.60%*, 01/01/96                700,000          700,000
        AAA       Lufkin Texas Health Facilities VRDN (Texas Commerce
                    LOC) 5.10%*, 01/07/96                                                 700,000          700,000
     MIG1/SP1+    Texas State TRAN - Series A 4.75%, 08/30/96                             875,000          879,818
      P-1/A-1     Tyler Health Facilities CP (Banque Paribas LOC)
                    3.60%, 02/16/96                                                       800,000          800,000
                                                                                                       -----------
                                                                                                         3,079,818
                                                                                                       -----------
                  UTAH-0.7%
    VMIG-1/A-1+   Emery County Utah Pollution Control Pacific Corp Project -
                    Series 1994 VRDN (AMBACInsured) 5.95%*, 01/01/96                      100,000          100,000
                                                                                                       -----------

                  TOTAL INVESTMENTS-94.9%
                    (Cost--$14,137,876)***                                                              14,137,876
                                                                                                       -----------

                                          TAX-FREE MONEY MARKET FUND


OTHER ASSETS (LIABILITIES)-5.1%
Receivable for securities sold                                                                         $   700,643
Interest receivable                                                                                        124,093
Prepaid expenses                                                                                             1,877
Due to affiliates                                                                                          (17,514)
Dividends payable                                                                                          (43,114)
Accrued expenses                                                                                           (12,330)
                                                                                                        ----------
   Other assets in excess of liabilities-net                                                               753,655
                                                                                                        ----------

NET ASSETS-100.0%                                                                                      $14,891,531
                                                                                                       ===========

NET ASSET VALUE PER SHARE-applicable to 14,896,739 shares
   ($0.001 par value) outstanding; 1,000,000,000 shares authorized                                           $1.00
                                                                                                             =====

See Notes to Financial Statements.

STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1995

                                          NEW YORK TAX-FREE MONEY MARKET FUND


  CREDIT RATING**                                                                      PRINCIPAL
      MDY/S&P                                                                            AMOUNT           VALUE
  ---------------                                                                     ----------       -----------
                  NEW YORK MUNICIPAL SECURITIES-96.0%
                  BONDS-20.6%
      Aa/AA-      New York City Municipal Assistance Corp.
                    Series 66, 6.90%, 07/01/96                                        $ 2,000,000      $ 2,029,911
      Aaa/AAA     New York City Municipal Water & Sewer System Pre-Refunded
                    Revenue Bond-Series A (MBIA Insurance)
                    (Collateral in U.S. Government Securities)
                    6.75%, 06/15/96 @ 102                                               1,850,000        1,911,084
      Aaa/AAA     New York State Environmental Facilities Pollution Control-
                    Pooled Loan B, 3.50%, 05/15/96                                        900,000          899,508
      Aaa/AAA     New York State Environmental Facilities Corp. 5.30%, 09/15/96         1,000,000        1,012,701
      Aaa/AAA     New York State Medical Care Facility Finance Agency-
                    Mt. Sinai Hospital Pre-Refunded Bond (FHA LOC)
                    (Collateral in U.S. Government Securities)
                    8.875%, 01/15/96 @ 102                                              3,400,000        3,474,412
     MIG-1/A-1    New York State Power Authority Mandatory Put Bond
                    3.85%, 03/01/96                                                     2,500,000        2,500,000
      Aaa/AAA     Triborough Bridge & Tunnel Authority Series H Pre-Refunded
                    Bond (Collateral in U.S. Government Securities)
                    8.375%, 01/01/96 @ 102                                              1,500,000        1,530,126
                                                                                                       -----------
                      TOTAL BONDS (Cost-$13,357,742)                                                    13,357,742
                                                                                                       -----------
                  SHORT-TERM NOTES-13.2%
       SP-1       Nassau, New York County RAN 4.25%, 03/15/96                           2,000,000        2,001,971
       SP-1       Nassau, New York County TAN 4.50%, 03/15/96                           1,000,000        1,001,194
    MIG-1/SP1+    New York City TAN 4.50%, 02/15/96                                       270,000          270,223
    VMIG-1/SP1+   New York City RAN 4.50%, 04/11/96                                     4,390,000        4,398,797
       MIG-1      Schenectady New York BAN 4.25%, 06/27/96                                900,000          902,094
                                                                                                       -----------
                      TOTAL SHORT-TERM NOTES (Cost-$8,574,279)                                           8,574,279
                                                                                                       -----------
                  VARIABLE RATE DEMAND NOTES*-62.2%
    VMIG-1/A-1+   New York City GO (Mitsubishi Bank LOC) 5.35%, 01/07/96                  800,000          800,000
    VMIG-1/AAA    New York City GO (Union Bank of Switzerland LOC)
                    5.00%, 01/07/96                                                       100,000          100,000
    VMIG-1/A-1+   New York City GO (Sanwa Bank LOC) 5.95%, 01/01/96                       100,000          100,000
    VMIG-1/A-1+   New York City GO (MBIA Insured) 5.90%, 01/01/96                         100,000          100,000
    VMIG-1/Aa3    New York City HDC-East 96th Street Project
                    (Mitsubishi LOC) 5.10%, 01/07/96                                    2,000,000        2,000,000

                                          NEW YORK TAX-FREE MONEY MARKET FUND

   CREDIT RATING**                                                                     PRINCIPAL
      MDY/S&P                                                                            AMOUNT           VALUE
   --------------                                                                      ----------      ----------
                  VARIABLE RATE DEMAND NOTES*-(CONTINUED)
    VMIG-1/A-1    New York City HDC-Park Gate Towers (Citibank LOC)
                    5.10%, 01/07/96                                                    $2,485,000      $2,485,000
    VMIG-1/A-1    New York City HDC-Queenswood Apartments
                    (Sumitomo Bank LOC) 5.25%, 01/07/96                                 2,800,000       2,800,000
    VMIG-1/Aa2    New York City HDC-Tribecca Towers-A
                    (FNMA Insured), AMT, 5.10%,  01/07/96                                 100,000         100,000
      A+/A-1      New York City IDA-Columbia Grammar School
                    Project (Chemical Bank LOC) 4.90%, 01/07/96                         2,000,000       2,000,000
    VMIG-1/A-1+   New York City Municipal Water & Sewer System
                    Revenue Bond-Series 1994 Series C (FGIC Insurance)
                    5.90%, 01/01/96                                                     1,000,000       1,000,000
    VMIG-1/A-1+   New York City Municipal Water Financial Authority
                    (FGIC Insurance) 5.90%, 01/01/96                                    1,450,000       1,450,000
    VMIG-1/A-1    New York City Trust For Cultural Resources-Carnegie
                    Hall (Dai-Ichi Kangyo LOC) 5.55%, 01/07/96                          2,600,000       2,600,000
    VMIG-1/A-1    New York City Trust For Cultural Resources-Museum
                    of Broadcasting (Sumitomo Bank Ltd. LOC)
                    5.25%, 01/07/96                                                     1,000,000       1,000,000
    VMIG-1/A-1+   New York State Local Government Assistance Corporation
                    Series A (Suisse Bank, UBS, Credit Suisse LOC)
                    4.95%, 01/07/96                                                     1,400,000       1,400,000
    VMIG-1/A-1    New York Metropolitan Transportation Authority
                    Commuter Facilities-Series 1991 (Morgan Guarantee
                    Trust LOC) 5.00%, 01/07/96                                            900,000         900,000
    VMIG-1/A-1    New York State Dormitory Authority-Mirian Osborne
                    Memorial Home Series A (Banque Paribas LOC)
                    5.05%, 01/07/96                                                     2,000,000       2,000,000
    VMIG-1/Aa2    New York State Dormitory Authority-Oxford University
                    Press (Wachovia Bank LOC) 6.40%, 01/01/96                           1,800,000       1,800,000
     VMIG-1/A1    New York State Dormitory Authority-Beverwyck Inc.
                    (Banque Paribas LOC) 5.05%, 01/07/96                                1,300,000       1,300,000
     AAA/A-1+     New York State ERDA Pollution Control (Toronto
                    Dominion Bank LOC) 5.50%, 01/01/96                                  1,000,000       1,000,000
        P-1       New York State ERDA Pollution Control (Toronto
                    Dominion Bank LOC) 6.05%, 01/01/96                                  1,000,000       1,000,000
    VMIG-1/A-1+   New York State ERDA Pollution Control-Orange and
                    Rockland Project (Societe Generale LOC) 4.90%, 01/07/96             2,000,000       2,000,000
        P-1       New York State ERDA Pollution Control Niagara Mohawk
                    Power Corp. (Toronto Dominum Bank LOC) 5.95%, 01/01/96                400,000         400,000

                                          NEW YORK TAX-FREE MONEY MARKET FUND

  CREDIT RATING**                                                                      PRINCIPAL
      MDY/S&P                                                                            AMOUNT           VALUE
  ---------------                                                                      ----------      ----------

                  VARIABLE RATE DEMAND NOTES*-(CONTINUED)
      AA/A-1+     New York State ERDA Pollution Control Niagara Mohawk
                    Power (Morgan Guaranty Trust LOC), AMT,
                    5.60%, 01/01/96                                                    $1,700,000      $1,700,000
      Aa/A-1+     New York State ERDAPollution Control Niagara Mohawk
                    Power-Series C (Canadian Imperial Bank LOC)
                    5.95%, 01/01/96                                                       200,000         200,000
     VMIG-/A-1    New York State HFA-Liberty View Apartments
                    (Chemical Bank LOC) 4.70%, 01/07/96                                 2,600,000       2,600,000
    VMIG-1/A-1+   New York State HFA-Pleasant Creek Meadows
                    (AMBAC Insurance) 5.20%, 01/07/96                                    1,100,000       1,100,000
       A-1+       New York State HFA-Series A-Sloane Kettering
                    5.10%, 01/07/96                                                     1,000,000       1,000,000
    VMIG-1/A-1    New York State Job Development Authority Series C
                    (Sumitomo LOC) 4.30%, 01/07/96                                        235,000         235,000
    VMIG-1/A-1    New York State Job Development Authority Series D
                    (Sumitomo LOC) 4.30%, 01/07/96                                        535,000         535,000
    VMIG-1/A-1    New York State Job Development Authority Series E
                    (Sumitomo LOC) 4.30%, 01/07/96                                        545,000         545,000
    VMIG-1/A-1    New York State Job Development Authority Series H
                    (Sumitomo LOC) 4.30%, 01/07/96                                        750,000         750,000
    VMIG-1/A-1+   New York State Local Government Assistance Corp.
                    (Swiss Bank Credit Suisse LOC) 4.95%, 01/07/96                        400,000         400,000
     AA-/A-1+     Onondaga County, New York IDA-Pass & Seymore
                    Project (Banque National de Paris LOC) 3.95%, 01/07/96              1,200,000       1,200,000
    VMIG-1/A-1+   Triborough Bridge &Tunnel Authority (FGIC Insured)
                    4.90%, 01/07/96                                                       400,000         400,000
    VMIG-1/Aa2    Wallkill New York Pollution Control IDA-Reynolds Metal
                    Project (National Westminster LOC) 5.25%, 01/07/96                    500,000         500,000
     VMIG-1/A1    Yonkers New York IDA-Consumers Union Facility (Industrial
                    Bank of Japan LOC) 5.30%, 01/07/96                                    900,000         900,000
                                                                                                      -----------
                  TOTAL VARIABLE RATE DEMAND NOTES (Cost-$40,400,000)                                  40,400,000
                                                                                                      -----------
                  TOTAL NEW YORK MUNICIPAL SECURITIES (Cost-$62,332,021)                               62,332,021
                                                                                                      -----------
                  OTHER MUNICIPAL SECURITIES-3.1%
      Aa1/AA-     Puerto Rico Industrial, Medical & Environmental Pollution
                    Control Facilities-Reynolds Metals Co. Project Mandatory
                    Put Bond (ABN-AMROBank LOC) 3.75,%, 09/01/96
                    (Cost-$1,995,204)                                                   2,000,000       1,995,204
                                                                                                      -----------
                  TOTAL INVESTMENTS-99.1%
                    (Cost-$64,327,225)***                                                              64,327,225
                                                                                                     ------------

                       NEW YORK TAX-FREE MONEY MARKET FUND

OTHER ASSETS (LIABILITIES)-0.9%
Cash                                                                                                   $    84,439

     Interest receivable                                                                                   667,503
Other assets                                                                                                 4,342
Dividends payable                                                                                         (160,234)
Due to affiliates                                                                                          (32,046)
Accrued expenses                                                                                            (7,700)
                                                                                                       -----------
   Other assets in excess of liabilities-net                                                               556,304
                                                                                                       -----------

NET ASSETS-100%                                                                                        $64,883,529
                                                                                                       ===========

NET ASSET VALUE PER SHARE-applicable to 64,883,665 shares
   ($0.001 par value) outstanding; 1,000,000,000 shares authorized                                           $1.00
                                                                                                             =====

ABBREVIATIONS AND NOTES USED IN THESE STATEMENTS:
   AMBAC                           American Municipal Bond Assurance Corporation
   AMT                             Alternative MinimumTax Paper
   BAN                             Bank Anticipation Note
   CP                              Commercial Paper
   ERDA                            Energy Research Development Authority
   FGIC                            Financial Guaranty Insurance Company
   FHA                             Federal Housing Authority
   GO                              General Obligations
   HDC                             Housing Development Corporation
   HFA                             Housing Finance Agency
   LOC                             Letter of Credit
   MBIA                            Municipal Bond Investors Assurance
   RAN                             Revenue Anticipation Note
   TAN                             Tax Anticipation Note
   TRAN                            Tax and Revenue Anticipation Note
   VRDN                            Variable Rate Demand Note

  * Variable Rate Demand Note: Stated rate as of December 31, 1995; Dates shown represent the later of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes.
 ** Credit Ratings were obtained from Standard & Poor's Corporation  ("S&P") and
    Moody's Investors Service,  Inc. ("MDY") and are unaudited.
*** Also represents cost for Federal income tax purposes.
Institutions shown in parenthesis have entered into credit support agreements with the issuer.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                                      NEW YORK
                                                                                 TAX-FREE              TAX-FREE
                                                                               MONEY MARKET          MONEY MARKET
                                                                                   FUND                  FUND
                                                                               ------------          ------------
INVESTMENT INCOME:
Income:
     Interest                                                                    $749,936             $2,385,327
                                                                                 --------             ----------
Expenses:
     Advisory fees                                                                 67,250                218,828
     Legal fees                                                                    54,734                 54,734
     Administrative services fee                                                   19,216                 62,522
     Trustees' fees and expenses                                                   17,697                 17,697
     Distribution expenses                                                         17,462                 64,287
     Transfer agent fees                                                           17,334                 43,050
     Co-administrative and shareholder servicing fees                              13,450                 43,766
     Custodian fee                                                                  5,548                  8,202
     Miscellaneous expenses                                                         9,197                 18,224
                                                                                 --------             ----------
       Total expenses                                                             221,888                531,310
     Less expense waivers                                                         (22,329)              (102,076)
                                                                                 --------             ----------
       Net expenses                                                               199,559                429,234
                                                                                 --------             ----------
     Net investment income                                                        550,377              1,956,093
                                                                                 --------             ----------
NET REALIZED LOSS ON INVESTMENTS:
     Net realized loss on investments                                                (989)                  (136)
                                                                                 --------             ----------
     Net increase in net assets resulting from operations                        $549,388             $1,955,957
                                                                                 ========             ==========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                           TAX-FREE MONEY MARKET FUND

                                                                              FOR THE               FOR THE
                                                                            YEAR ENDED            YEAR ENDED
                                                                         DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                         -----------------     -----------------
OPERATIONS:
  Net investment income                                                    $   550,377            $   994,503
  Net realized loss on investments                                                (989)               (54,219)
                                                                           -----------            -----------
    Net increase in net assets resulting from operations                       549,388                940,284
                                                                           -----------            -----------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income                                                       (550,377)              (994,503)
                                                                           -----------            -----------
NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
  TRANSACTIONS                                                             (16,887,123)           (32,469,787)
                                                                           -----------            -----------

CONTRIBUTION BY AFFILIATE                                                           --                 50,000
                                                                           -----------            -----------
    Net decrease in net assets                                             (16,888,112)           (32,474,006)
                                                                           -----------            -----------
NET ASSETS:
  Beginning of year                                                         31,779,643             64,253,649
                                                                           -----------            -----------
  End of year                                                              $14,891,531            $31,779,643
                                                                           ===========            ===========


                                         NEW YORK TAX-FREE MONEY MARKET FUND

                                                                              FOR THE               FOR THE
                                                                            YEAR ENDED            YEAR ENDED
                                                                         DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                         -----------------     -----------------
OPERATIONS:
  Net investment income                                                    $ 1,956,093            $ 1,303,999
  Net realized loss on investments                                                (136)                    --
                                                                           -----------            -----------
  Net increase in net assets resulting from operations                       1,955,957              1,303,999
                                                                           -----------            -----------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income                                                     (1,956,093)            (1,303,999)
                                                                           -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS                                                        11,345,368             (5,855,702)
                                                                           -----------            -----------
    Net increase (decrease) in net assets                                   11,345,232             (5,855,702)
                                                                           -----------            -----------
NET ASSETS:
  Beginning of year                                                         53,538,297             59,393,999
                                                                           -----------            -----------
  End of year                                                              $64,883,529            $53,538,297
                                                                           ===========            ===========
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

     1.  SIGNIFICANT ACCOUNTING POLICIES

         Mariner Funds Trust (the "Trust") was organized as a Massachusetts business trust on October 31, 1985 and is a no-load, open-end, diversified investment company which currently has five separate investment portfolios, including Mariner Tax-Free Money Market Fund and Mariner New York Tax-Free Money Fund (collectively, the "Funds").

         The Mariner New York Tax-Free Money Market Fund follows an investment policy of investing primarily in New York municipal obligations. The Mariner Tax-Free Money Market Fund has invested over 10% of its net assets in Colorado, New York and Texas municipal obligations. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

         SECURITIES VALUATION: Investment securities are valued at amortized cost which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be taken.

         TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income and net realized capital gains to their shareholders for each taxable year. Therefore, no provision is required for Federal income tax.

         Mariner Tax-Free Money Market has available a $20,999 capital loss carryforward which, if not utilized, $3,204, $3,284 and $14,511 will expire in year 2000, 2001 and 2003, respectively. Mariner New York Tax-Free Money Market has available a $87,387 capital loss carryforward which, if not utilized, $30,740, $22,404, $29,192, $3,591, $1,324 and
         $136  will  expire  in year  1996,  1997,  1998,  2001,  2002 and 2003, respectively.

         DIVIDENDS AND DISTRIBUTIONS: The Funds intend to declare as a dividend substantially all of their net investment income, which includes realized gains and losses, if any, at the end of each business day and to pay within five business days after the end of each month.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

         EXPENSE ALLOCATION: Expenses directly attributable to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them.

     2.  CAPITAL

         The Trust has authorized capital of 1 billion shares of beneficial interest for each fund with a par value of $0.001 per share. Transactions in shares of beneficial interest at $1.00 per share were as follows:

                                                                                   TAX-FREE MONEY MARKET FUND
                                                                              --------------------------------------
                                                                                  YEAR ENDED          YEAR ENDED
                                                                              DECEMBER 31, 1995    DECEMBER 31, 1994
                                                                              -----------------    -----------------
              Sold                                                                37,336,013          121,600,626
              Issued on reinvestment of dividends                                    119,586              124,734

                                                                                 -----------         ------------

                                                                                  37,455,599          121,725,360
              Redeemed                                                           (54,342,722)        (154,195,147)
                                                                                 -----------         ------------
              Decrease in shares                                                 (16,887,123)         (32,469,787)
                                                                                 ===========         ============

                                                                                NEW YORK TAX-FREE MONEY MARKET FUND
                                                                              ---------------------------------------
                                                                                  YEAR ENDED           YEAR ENDED
                                                                              DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                              -----------------     -----------------
              Sold                                                                91,135,964           96,106,539
              Issued on reinvestment of dividends                                  1,204,763              713,846

                                                                                 -----------         ------------

                                                                                  92,340,727           96,820,385
              Redeemed                                                           (80,995,359)        (102,676,087)
                                                                                 -----------         ------------
              Increase (decrease) in shares                                       11,345,368           (5,855,702)
                                                                                 ===========         ============

         At December 31, 1995, each Fund's composition of net assets was as follows:

                                                                                  TAX-FREE         NEW YORK TAX-FREE
                                                                              MONEY MARKET FUND    MONEY MARKET FUND
                                                                              -----------------    -----------------
              Paid-in capital                                                    $14,946,739          $64,883,665
              Accumulated realized loss on investments                               (55,208)                (136)
                                                                                 -----------         ------------
                TOTAL NET ASSETS                                                 $14,891,531          $64,883,529
                                                                                 ===========         ============

     3.  AGREEMENTS

         The Trust retains HSBC Asset Management Americas Inc. ("HSBC Americas") to act as Investment Adviser for the Funds. HSBC Americas is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Americas furnishes investment guidance and policy direction in connection with the management of the portfolio of the Funds, subject to policy established by the Board of Trustees.

         As compensation for its services, HSBC Americas is paid monthly advisory fees at the following annual rates:

                                                                                         ADVISORY
                       PORTION OF EACH FUND'S AVERAGE DAILY NET ASSETS                   FEE RATE
                --------------------------------------------------------------           --------
                Not exceeding $500 million                                                0.350%
                In excess of $500 million but not exceeding $1 billion                    0.315%
                In excess of $1 billion but not exceeding $1.5 billion                    0.280%
                In excess of $1.5 billion                                                 0.245%

         For the year ended December 31, 1995, HSBC Americas earned approximately $48,000 and $125,000 in advisory fees, net of fee waivers of approximately $19,200 and $93,800, for Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, respectively.

         As administrator, PFPC Inc. ("PFPC") is paid a monthly asset based fee of 0.10% of each Fund's first $200 million of average net assets; 0.075% of each Fund's next $200 million of average net assets; 0.05% of each Fund's next $200 million of average net assets; and 0.03% of each Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. PFPC has agreed to waive 10% and 5% of its fee during the first and second year of its administration, respectively. For the year ended December 31, 1995, PFPC earned approximately $17,700 and $57,900, net of fee waivers of approximately $1,500 and $4,700, for Tax Free-Money Market Fund and New York Tax Free-Money Market Fund, respectively. Effective March 1996, PFPC will be terminated as administrator and transfer agent for the Funds.

         HSBC Americas may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") so that each Service Organization handles recordkeeping and provides certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments, which are based upon expenses that the Service Organization has incurred in the performance of its services under the Service Agreement. The payments from each Fund on an annual basis will not exceed 0.25% of the average value of each Fund's shares held in the subaccounts of the Service Organizations.

         Effective September 25, 1995, Bank of New York replaced Marine Midland Bank, N.A. ("Marine Midland"), an affiliate of the Adviser, as custodian for the Funds. For furnishing custodian services, Marine Midland was paid a monthly fee with respect to the Funds for safekeeping their assets plus certain transaction charges and out-of-pocket expenses. For the period January 1, 1995 through September 25, 1995, Marine Midland earned approximately $5,200 and $7,000 for Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, respectively, in custodian fees.

         HSBC Americas earned co-administration and shareholder servicing fees of 0.03% and 0.04% of the Fund's average net assets, respectively, totaling approximately $13,400 and $43,800 for Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, respectively. Of that total, HSBC Americas waived approximately $1,600 and $3,600 of these fees for the month of January 1995 for Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, respectively.

         The Funds have adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan provides for a monthly payment by each Fund to Mariner Funds Services for expenses incurred in connection with distribution services provided to each Fund not to exceed an annual rate of 0.20% of the average daily value of each Fund's net assets during the preceding month.

         One state in which the shares of the Tax-Free Money Market Fund are qualified for sale imposes limitations on the expenses of the Fund. The Advisory Contract and the Administrative Services Contract with HSBC Americas provide that if, in any fiscal year, the total expenses of the Fund (excluding taxes, interest, distribution expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fees) exceed the expense limitation applicable to the Fund imposed by the securities regulations of such state, HSBC Americas will pay or reimburse the Fund in amounts equal to the excess. Although there is no certainty that this limitation will be in effect in the future, the effective limitation on an annual basis with respect to the Fund is currently 2.5% per annum of the first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. For the year ended December 31, 1995, there were no payments or reimbursements required as a result of this expense limitation. The New York Tax-Free Money Market Fund currently is not subject to any state expense limitation.

         A partner of Baker & McKenzie, legal counsel to the Trust, serves as Secretary of the Trust. For the year ended December 31, 1995, each Fund incurred legal fees of approximately $43,200 to Fund counsel.

     4.  OTHER RELATED PARTY TRANSACTIONS

         During 1994, an affiliate of the Adviser purchased a security from the Tax-Free Money Market Fund at an amount $50,000 in excess of the security's fair value. The Tax-Free Money Market Fund recorded a realized loss on the sale and an offsetting capital contribution from the affiliate.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                            TAX-FREE MONEY MARKET FUND

                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                      1995            1994          1993         1992         1991
                                                     -------        --------      -------       -------      -------
Net asset value, beginning of year                   $ 1.000        $ 1.000       $ 1.000       $ 1.000      $ 1.000
                                                     -------        -------       -------       -------      -------
Income from Investment Operations:
     Net investment income                             0.028          0.022         0.020         0.025        0.040
     Net realized loss                                --             (0.002)       --            --           --
                                                     -------        -------       -------       -------      -------
     Total from investment operations                  0.028          0.020         0.20          0.025        0.040
Less Distributions from:

NET INVESTMENT INCOME                                 (0.028)        (0.022)       (0.020)       (0.025)      (0.040)
                                                     -------        -------       -------       -------      -------
Contribution by affiliate                             --              0.002        --            --           --
                                                     -------        -------       -------       -------      -------
     Net asset value, end of year                    $ 1.000        $ 1.000       $ 1.000       $ 1.000      $ 1.000
                                                     -------        -------       -------       -------      -------
Total Return                                            2.90%          2.25%         1.98%         2.55%        4.08%
Ratios/Supplemental Data
     Net assets (000), end of year                   $14,892        $31,780       $64,254       $78,963      $89,101
     Ratio of expenses (without fee waivers) to
       average net assets                               1.15%          0.77%         0.70%         0.74%        0.72%
     Ratio of expenses (with fee waivers) to
       average net assets                               1.04%          0.66%         0.59%         0.62%        0.60%
     Ratio of net investment income
       (without fee waivers) to average
       net assets                                       2.75%          2.01%         1.84%         2.40%        3.88%
     Ratio of net investment income (with fee
       waivers) to average net assets                   2.86%          2.12%         1.95%         2.52%        4.00%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                       NEW YORK TAX-FREE MONEY MARKET FUND

                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                       1995          1994           1993         1992          1991
                                                     -------        -------       -------       -------       -------
Net asset value,
   beginning of year                                 $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000
                                                     -------        -------       -------       -------       -------
Income from Investment Operations:
     Net investment income                             0.031          0.022         0.018         0.024         0.038
                                                     -------        -------       -------       -------       -------
Less Distributions from:
     Net investment income                            (0.031)        (0.022)       (0.018)       (0.024)       (0.038)

                                                     -------        -------       -------       -------       -------
     Net asset value, end of year                    $ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000
                                                     =======        =======       =======       =======       =======
Total Return                                            3.17%          2.23%         1.86%         2.44%        3.85%
Ratios/Supplemental Data
     Net assets (000), end of year                   $64,884        $53,538       $59,394       $56,386      $75,850
     Ratio of expenses (without fee waivers)
       to average net assets                            0.85%          0.73%         0.72%         0.73%        0.68%
     Ratio of expenses (with fee waivers)
       to average net assets                            0.69%          0.57%         0.55%         0.56%        0.51%
     Ratio of net investment income
       (without fee waivers) to average
       net assets                                       2.97%          2.04%         1.68%         2.24%        3.61%
     Ratio of net investment income (with fee
       waivers) to average net assets                   3.13%          2.20%         1.85%         2.41%        3.78%


See Notes to Financial Statements.

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


     To the Shareholders and Board of Trustees
     Mariner Funds Trust

     We have audited the accompanying statements of net assets of the Mariner Tax-Free Money Market Fund and Mariner New York Tax-Free Money Market Fund (two of the portfolios comprising Mariner Funds Trust) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mariner Tax-Free Money Market Fund and Mariner New York Tax-Free Money Market Fund at December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

     /s/  ERNST & YOUNG LLP


     New York, New York
     February 5, 1996

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

MARINER FUNDS TRUST
3435 Stelzer Road
Columbus,Ohio 43219

GENERAL INFORMATION:
(800) 753-4462

INVESTMENT ADVISER AND CO-ADMINISTRATOR
HSBC Asset Management Americas Inc.
250 Park Avenue
New York, New York 10177

SPONSOR AND DISTRIBUTOR (EFFECTIVE JANUARY 1, 1996)
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

ADMINISTRATOR, TRANSFER
AND DIVIDEND DISBURSING AGENT
PFPC, Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank of New York
90 Washington Street
New York, New York 10286

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019



This report is for the information of the shareholders of Mariner Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.